ORGANIZATION AND NATURE OF OPERATIONS (Tables)	6 Months Ended
Jun. 30, 2013
ORGANIZATION AND NATURE OF OPERATIONS
Schedule showing list of all newly established subsidiaries

Lucas Est Korea Co., Ltd (“Lucas Korea”)	N/A	March 12, 2013	Korea	100%
Ecosfer Energy Korea Co., Ltd (“Ecosfer Korea”)	N/A	March 12, 2013	Korea	100%
Renesola UK Limited (“ReneSola UK”)	N/A	April 11, 2013	UK	100%
Renesola Shanghai Ltd (“ReneSola Shanghai”)	N/A	May 30, 2013	PRC	100%
Renesola Zagreb d.o.o za usluge (“Renesola Zagreb”)	N/A	May 31, 2013	Croatia	100%